Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	As of March 31,
	2020	2021
	$	$
Raw materials	1,346	1,574
Work in progress	234	263
Finished goods	420	401
	2,000	2,238